Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information [Abstract]
Assets		$ 632,920,948	$ 462,913,442
Cash and cash equivalents		142,373,151	37,173,736	$ 8,926,903
Prepaid expenses and other assets		2,980,784	2,591,150
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Assets		339,599,683	314,407,704
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Assets		134,093,678	104,953,507
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets		23,385,458	19,093,379
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Assets		52,850,927	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	82,336,406	23,950,795
Prepaid expenses and other assets	[1]	$ 654,796	$ 508,057

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.